GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Changes in the carrying amount of goodwill
	2011	2012
	RMB	RMB

Balance at beginning of year	758,231,441	798,601,767
Acquisition (Disposal) of others	40,370,326	23,983,574
Balance at end of period	798,601,767	822,585,341